Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events
Subsequent Events

(14) Subsequent Events

On November 8, 2022, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with a certain institutional investor (the “Investor”), pursuant to which the Company agreed to issue and sell to the Investor in a registered direct offering (i) 47,851 shares of the Company’s common stock, (ii) 50 shares of the Company’s Series D Mirroring Preferred Stock, and (iii) pre-funded warrants to purchase 9,842 shares of common stock. Each share of common stock was sold at a price of $13.00 per share, each share of Series D Mirroring Preferred Stock was sold at a price of $0.05 per share and each pre-funded warrant was sold at an offering price of $12.95 per share, for aggregate gross proceeds of $750,000. Under the Purchase Agreement, the Company also agreed to issue and sell to the Investor in a concurrent private placement warrants to purchase an aggregate of 57,693 shares of common stock at an exercise price of $15.00 per share, which will not be exercisable until six months following the closing date of the offering, and will expire five and one-half years following the closing date of the offering.

In connection with the offering, the Company also entered into a warrant amendment agreement with the Investor. Under the warrant amendment agreement, the Company agreed to amend certain existing warrants to purchase up to 106,963 shares of common stock that were previously issued to the Investor, with an exercise price of $33.33 per share and expiration of June 2026 and December 2029, in consideration for their purchase of the securities in the offering, as follows (i) lower the exercise price of the existing warrants to $15.00 per share, (ii) provide that the existing warrants, as amended, will not be exercisable until six months following the closing date of the offering, and (iii) extend the expiration date of the existing warrants with an expiration date of June 2026 by five and one-half years following the close of the offering.

The offering closed on November 9, 2022.

(17)	Subsequent Events

On February 16, 2022, the Company renewed the office space lease in San Clemente, California for one year. This lease renewal will commence on July 1, 2022, and end on June 30, 2023. The total estimated payments under this lease renewal are $0.3 million.